Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Consolidated net income	$ 48,992,000	$ 53,020,000	$ 49,426,000
Adjustments to reconcile consolidated net income to net cash provided by operating activities
Provision for credit losses	3,311,000	7,642,000	1,405,000
Deferred income taxes provision	(2,029,000)	(2,051,000)	(932,000)
Depreciation and amortization of premises and equipment	4,313,000	4,462,000	4,235,000
Loss (gain) on disposal of premises and equipment	55,000	(291,000)	43,000
Net amortization of securities	2,879,000	4,003,000	5,377,000
Net realized losses (gains) on sales of securities	1,009,000	1,620,000	(28,000)
Gains on mortgage loans sold, net	(2,635,000)	(2,973,000)	(9,997,000)
Stock-based compensation expense	1,948,000	1,864,000	1,428,000
Loss on other real estate	0	0	15,000
Loss (gain) on sale of other assets	10,000	(8,000)	(6,000)
Increase in value of life insurance and annuity contracts	(1,667,000)	(1,345,000)	(1,109,000)
Mortgage loans originated for resale	(73,984,000)	(106,601,000)	(215,813,000)
Proceeds from sale of mortgage loans	77,680,000	118,062,000	233,441,000
Gain on lease modification	(1,463,000)	0	0
Right of use asset amortization	29,000	397,000	387,000
Change in
Accrued interest receivable	(3,800,000)	(3,756,000)	(125,000)
Other assets	9,373,000	248,000	(4,458,000)
Accrued interest payable	21,055,000	1,516,000	(1,458,000)
Other liabilities	1,028,000	(2,602,000)	(383,000)
TOTAL ADJUSTMENTS	37,112,000	20,187,000	12,022,000
NET CASH PROVIDED BY OPERATING ACTIVITIES	86,104,000	73,207,000	61,448,000
INVESTING ACTIVITIES
Purchases	(51,116,000)	(200,075,000)	(530,155,000)
Sales	32,740,000	42,728,000	39,652,000
Maturities, prepayments and calls	56,364,000	85,544,000	149,861,000
Redemptions of restricted equity securities	921,000	732,000	0
Net increase in loans	(442,452,000)	(673,871,000)	(164,095,000)
Purchase of buildings, leasehold improvements, and equipment	(4,643,000)	(5,022,000)	(8,922,000)
Proceeds from sale of premises and equipment	0	1,758,000	0
Proceeds from sale of other assets	49,000	34,000	109,000
Proceeds from Sale of Other Real Estate	0	0	167,000
Purchase of life insurance and annuity contracts	0	(10,978,000)	(15,079,000)
Redemption of annuity contracts	419,000	248,000	0
Increase in other investments	0	0	(2,000,000)
NET CASH USED IN INVESTING ACTIVITIES	(407,718,000)	(758,902,000)	(530,462,000)
FINANCING ACTIVITIES
Net change in deposits - non-maturing	(324,417,000)	163,933,000	612,696,000
Net change in deposits - time	798,818,000	173,701,000	(18,220,000)
Net change in Federal Home Loan Bank Advances	0	0	(3,638,000)
Change in escrow balances	(1,631,000)	3,549,000	(4,403,000)
Repayment of finance lease obligation	(30,000)	(26,000)	0
Noncontrolling interest contributions	0	37,000	0
Issuance of common stock related to exercise of stock options	1,044,000	635,000	862,000
Issuance of common stock pursuant to dividend reinvestment plan	12,979,000	16,117,000	11,188,000
Cash dividends paid on common stock	(17,303,000)	(20,880,000)	(14,909,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	469,460,000	337,066,000	583,576,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	147,846,000	(348,629,000)	114,562,000
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	104,789,000	453,418,000	338,856,000
CASH AND CASH EQUIVALENTS - END OF YEAR	252,635,000	104,789,000	453,418,000
Supplemental disclosure of cash flow information:
Interest	62,624,000	14,617,000	12,106,000
Taxes	16,511,000	19,446,000	16,827,000
Non-cash investing and financing activities:
Change in fair value of securities available-for-sale, net of taxes of $(7,878) in 2023, $36,838 in 2022, and $4,771 in 2021,	22,267,000	(104,115,000)	(13,480,000)
Non-cash transfers from loans to other real estate	0	0	182,000
Non-cash transfers from loans to other assets	$ 0	$ 0	$ 129,000